Segment and corporate information	9 Months Ended
Sep. 30, 2023
Segment and corporate information
Segment and corporate information

13.    Segment and corporate information

Effective as of January 1, 2023, the Company commenced reporting reflecting its new global operating model in which the Company reorganized its business into two global operating, and reportable, segments: the Care Enablement segment and the Care Delivery segment. The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of products and equipment, including research and development, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing health care services for the treatment of ESRD and other extracorporeal therapies, including value and risk-based care programs. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd. in the U.S., which are used in the Company’s clinics to provide health care services to its patients.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to the segments. Similarly, the Company allocates costs related primarily to headquarters’ overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to the segments and used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. However, certain costs, which relate mainly to shareholder activities, management activities, global internal audit and the remeasurement of certain investments are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments and are reported separately as Corporate (Corporate). Financing is a corporate function which is not controlled by the operating segments. Therefore, the Company does not include interest expense relating to financing as a segment measurement. In addition, the Company does not include income taxes as it believes taxes are outside the segments’ control.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company transfers products between segments at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the product transfers are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three and nine months ended September 30, 2023 and 2022 is set forth below. Following the change in the composition of the Company’s reportable segments, the information presented for the prior period has been restated in accordance with IFRS 8:

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended September 30, 2023
Revenue from health care services (1)	3,781,890	—	3,781,890	—	—	3,781,890
Revenue from health care products (1)	46,899	941,660	988,559	—	—	988,559
Revenue from contracts with customers (1)	3,828,789	941,660	4,770,449	—	—	4,770,449
Revenue from insurance contracts (1)	145,479	—	145,479	—	—	145,479
Revenue from lease contracts (1)	—	20,309	20,309	—	—	20,309
Revenue from external customers	3,974,268	961,969	4,936,237	—	—	4,936,237
Inter-segment revenue	—	368,054	368,054	(368,054)	—	—
Revenue	3,974,268	1,330,023	5,304,291	(368,054)	—	4,936,237
Operating income (loss)	332,143	(1,261)	330,882	1,358	(8,012)	324,228
Interest						(88,717)
Income before income taxes						235,511
Depreciation and amortization	(273,295)	(113,424)	(386,719)	11,399	(17,318)	(392,638)
Impairment loss	(55,212)	(6,086)	(61,298)	—	(96)	(61,394)
Income (loss) from equity method investees	20,337	2,298	22,635	—	—	22,635
Additions of property, plant and equipment, intangible assets and right-of-use assets (1)	163,945	88,018	251,963	(6,891)	5,454	250,526
Three months ended September 30, 2022
Revenue from health care services (1)	3,973,255	—	3,973,255	—	—	3,973,255
Revenue from health care products (1)	48,333	940,923	989,256	—	—	989,256
Revenue from contracts with customers (1)	4,021,588	940,923	4,962,511	—	—	4,962,511
Revenue from insurance contracts (1)	109,145	—	109,145	—	—	109,145
Revenue from lease contracts (1)	—	24,510	24,510	—	—	24,510
Revenue from external customers	4,130,733	965,433	5,096,166	—	—	5,096,166
Inter-segment revenue	—	410,486	410,486	(410,486)	—	—
Revenue	4,130,733	1,375,919	5,506,652	(410,486)	—	5,096,166
Operating income (loss)	499,531	(25,942)	473,589	5,249	(7,195)	471,643
Interest						(76,485)
Income before income taxes						395,158
Depreciation and amortization	(315,319)	(117,433)	(432,752)	3,781	(13,674)	(442,645)
Impairment loss	(57,725)	(241)	(57,966)	—	(1,372)	(59,338)
Income (loss) from equity method investees	21,794	(4,646)	17,148	—	300	17,448
Additions of property, plant and equipment, intangible assets and right- of-use assets (1)	174,928	109,711	284,639	(5,942)	7,442	286,139

Segment and corporate information (continued)

in € THOUS

		Care		Inter-segment
	Care Delivery	Enablement	Total Segment	eliminations	Corporate	Total
Nine months ended September 30, 2023
Revenue from health care services(1)	11,026,027	—	11,026,027	—	—	11,026,027
Revenue from health care products(1)	133,629	2,818,963	2,952,592	—	—	2,952,592
Revenue from contracts with customers(1)	11,159,656	2,818,963	13,978,619	—	—	13,978,619
Revenue from insurance contracts(1)	442,701	—	442,701	—	—	442,701
Revenue from lease contracts(1)	—	44,411	44,411	—	—	44,411
Revenue from external customers	11,602,357	2,863,374	14,465,731	—	—	14,465,731
Inter-segment revenue	—	1,101,918	1,101,918	(1,101,918)	—	—
Revenue	11,602,357	3,965,292	15,567,649	(1,101,918)	—	14,465,731
Operating income (loss)	1,000,882	(24,200)	976,682	(11,774)	(23,116)	941,792
Interest						(251,832)
Income before income taxes						689,960
Depreciation and amortization	(844,550)	(343,897)	(1,188,447)	30,981	(52,841)	(1,210,307)
Impairment loss	(77,317)	(38,317)	(115,634)	—	(96)	(115,730)
Income (loss) from equity method investees	91,988	6,431	98,419	—	—	98,419
Total assets(1)	42,737,970	15,342,444	58,080,414	(32,212,530)	9,766,812	35,634,696
thereof investment in equity method investees(1)	366,925	338,177	705,102	—	—	705,102
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	567,037	304,901	871,938	(24,155)	29,047	876,830

Nine months ended September 30, 2022
Revenue from health care services(1)	11,106,053	—	11,106,053	—	—	11,106,053
Revenue from health care products(1)	128,577	2,722,387	2,850,964	—	—	2,850,964
Revenue from contracts with customers(1)	11,234,630	2,722,387	13,957,017	—	—	13,957,017
Revenue from insurance contracts(1)	365,074	—	365,074	—	—	365,074
Revenue from lease contracts(1)	—	79,124	79,124	—	—	79,124
Revenue from external customers	11,599,704	2,801,511	14,401,215	—	—	14,401,215
Inter-segment revenue	—	1,159,974	1,159,974	(1,159,974)	—	—
Revenue	11,599,704	3,961,485	15,561,189	(1,159,974)	—	14,401,215
Operating income (loss)	1,230,109	32,735	1,262,844	(1,613)	(101,410)	1,159,821
Interest						(217,161)
Income before income taxes						942,660
Depreciation and amortization	(907,344)	(340,791)	(1,248,135)	10,931	(41,623)	(1,278,827)
Impairment loss	(60,436)	(1,171)	(61,607)	—	(3,256)	(64,863)
Income (loss) from equity method investees	62,124	(15,122)	47,002	—	300	47,302
Total assets(1)	44,837,664	14,371,556	59,209,220	(29,727,207)	8,924,422	38,406,435
thereof investment in equity method investees(1)	440,094	327,605	767,699	—	—	767,699
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	595,972	269,618	865,590	(14,808)	37,205	887,987

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.